TAX CHARGE (CREDIT) - Summary of Major Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Current tax expense	$ 1,522	$ 1,481	$ 978
Deferred tax benefit	(1,012)	(1,770)	(5,377)
Income tax expense (benefit)	$ 510	$ (289)	$ (4,399)